Segmental analysis - Geographical segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Geographical segments
Total revenue	£ 30,243	£ 29,323	£ 25,382
Interest receivable	25,698	25,187	21,026
Interest payable	(12,869)	(13,912)	(9,977)
Net fees and commissions	2,514	2,467	2,330
Trading income	1,112	825	794
Other operating income	186	136	579
Total income	16,641	14,703	14,752
Operating profit/(loss) before tax	7,708	6,195	6,178
Total assets	714,553	707,985	692,673
Total liabilities	671,940	668,607	655,485
Contingent liabilities and commitments	147,123	139,961	131,880
UK
Geographical segments
Total revenue	28,745	28,067	24,096
Interest receivable	25,021	24,276	20,192
Interest payable	(12,496)	(13,328)	(9,500)
Net fees and commissions	2,103	2,096	2,052
Trading income	902	648	704
Other operating income	26	403	556
Total income	15,556	14,095	14,004
Operating profit/(loss) before tax	7,109	6,146	6,196
Total assets	638,475	627,519	610,831
Total liabilities	616,010	608,708	594,250
Contingent liabilities and commitments	139,306	132,035	124,298
USA
Geographical segments
Total revenue	294	297	167
Interest receivable	23	32	39
Interest payable	(48)	(63)	(1)
Net fees and commissions	142	108	49
Trading income	136	135	66
Other operating income	(7)	(4)	(10)
Total income	246	208	143
Operating profit/(loss) before tax	99	75	45
Total assets	22,924	25,793	23,725
Total liabilities	21,413	23,495	22,106
Europe
Geographical segments
Total revenue	1,103	857	1,016
Interest receivable	636	859	774
Interest payable	(318)	(516)	(472)
Net fees and commissions	216	207	172
Trading income	44	18	1
Other operating income	167	(264)	30
Total income	745	304	505
Operating profit/(loss) before tax	369	(151)	(149)
Total assets	52,402	53,392	56,001
Total liabilities	34,202	35,602	37,506
Contingent liabilities and commitments	7,817	7,925	7,561
RoW
Geographical segments
Total revenue	101	102	103
Interest receivable	18	20	21
Interest payable	(7)	(5)	(4)
Net fees and commissions	53	56	57
Trading income	30	24	23
Other operating income		1	3
Total income	94	96	100
Operating profit/(loss) before tax	131	125	86
Total assets	752	1,281	2,116
Total liabilities	£ 315	802	1,623
Contingent liabilities and commitments		£ 1	£ 21